Organization and Principal Activities - Additional Information (Details)	6 Months Ended
	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Net losses	¥ 1,249,285,575	$ 181,978,963	¥ 514,435,513
Accumulated deficit	3,407,814,586			$ 496,404,164	¥ 2,153,235,425
Net cash used in operating activities	(1,265,117,989)	$ (184,285,213)	(141,738,473)
Working capital	1,614,700,000				1,515,100,000
Cash and cash equivalent	2,103,479,913		¥ 1,766,298,861	306,406,397	2,186,288,246	$ 318,468,790	¥ 278,458,413
Short-term investments	¥ 184,088,800			$ 26,815,557	¥ 115,436,080